Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First PEO ($)(1)(2)	Summary Compensation Table Total for Second PEO ($)(1)(2)	Compensation Actually Paid to First PEO ($)(1)(3)	Compensation Actually Paid to Second PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)(7)	Adjusted EBITDA ($ Millions)(8)
							Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	—	10,233,134	—	24,042,695	2,291,973	2,819,180	160	142	177.7	332.6
2024	—	7,418,653	—	17,304,280	1,833,095	3,312,728	107	134	109.9	293.4
2023	—	6,721,355	—	7,642,078	1,954,108	2,094,025	80	123	(154.1)	272.0
2022	—	7,028,222	—	3,969,021	2,658,920	678,130	70	106	241.2	231.2
2021	4,736,187	8,420,877	3,227,659	10,028,492	2,615,880	2,711,700	84	127	66.5	434.2

(1)
James P. Hallett was our PEO through March 31, 2021 (First PEO), and Peter J. Kelly became our PEO effective April 1, 2021 (Second PEO). Mr. Kelly was our PEO in 2022, 2023, 2024 and 2025. The Non-PEO NEOs included in these columns reflect the following:

•
2025: Bradley P. Herring; Brad S. Lakhia; James P. Coyle; Charles S. Coleman; and William C. Mitchell.

•
2024: Brad S. Lakhia; James P. Coyle; Charles S. Coleman; William C. Mitchell; and Sriram Subrahmanyam.

•
2023: Brad S. Lakhia; Scott A. Anderson; James P. Coyle; Sriram Subrahmanyam; James E. Money; and Justin T. Davis.

•
2022: Eric M. Loughmiller; James P. Hallett; James P. Coyle; Sriram Subrahmanyam; John C. Hammer; and Thomas J. Fisher.

•
2021: Eric M. Loughmiller; John C. Hammer; Justin T. Davis; and James P. Coyle.

(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(3)
Amounts reflect the CAP to our PEOs and the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to our PEO’s and to the average Non-PEO NEO’s total compensation reported in the Summary Compensation Table for 2025 to determine the compensation actually paid to our PEO and the average compensation actually paid to Non-PEO NEOs for 2025 for purposes of this disclosure.

Summary Compensation Table (“SCT”) Total for PEO and Non-PEO NEOs	2025 PEO	2025 Non-PEO NEOs
SCT Total	$10,233,134	$2,291,973
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(7,494,007)	$(1,252,706)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$10,951,360	$1,778,676
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$8,753,768	$687,039
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$89,216	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$1,509,224	$112,215
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	$(798,017)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$24,042,695	$2,819,180

(4)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(5)
The amounts in this column assume the investment of $100 on December 31, 2020 in the Company’s common stock and reinvestment of all dividends since that date.

(6)
The amounts in this column assume the investment of $100 on December 31, 2020 in the S&P SmallCap 600 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report on Form 10-K.

(7)
Amounts reflect the Company’s net income as reported in the Company’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA (a non-GAAP measure), as defined on page 33, was selected as the 2025 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
James P. Hallett was our PEO through March 31, 2021 (First PEO), and Peter J. Kelly became our PEO effective April 1, 2021 (Second PEO). Mr. Kelly was our PEO in 2022, 2023, 2024 and 2025. The Non-PEO NEOs included in these columns reflect the following:

•
2025: Bradley P. Herring; Brad S. Lakhia; James P. Coyle; Charles S. Coleman; and William C. Mitchell.
•
2024: Brad S. Lakhia; James P. Coyle; Charles S. Coleman; William C. Mitchell; and Sriram Subrahmanyam.

•
2023: Brad S. Lakhia; Scott A. Anderson; James P. Coyle; Sriram Subrahmanyam; James E. Money; and Justin T. Davis.

•
2022: Eric M. Loughmiller; James P. Hallett; James P. Coyle; Sriram Subrahmanyam; John C. Hammer; and Thomas J. Fisher.

•
2021: Eric M. Loughmiller; John C. Hammer; Justin T. Davis; and James P. Coyle.

Peer Group Issuers, Footnote
(6)
The amounts in this column assume the investment of $100 on December 31, 2020 in the S&P SmallCap 600 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(3)
Amounts reflect the CAP to our PEOs and the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to our PEO’s and to the average Non-PEO NEO’s total compensation reported in the Summary Compensation Table for 2025 to determine the compensation actually paid to our PEO and the average compensation actually paid to Non-PEO NEOs for 2025 for purposes of this disclosure.

Summary Compensation Table (“SCT”) Total for PEO and Non-PEO NEOs	2025 PEO	2025 Non-PEO NEOs
SCT Total	$10,233,134	$2,291,973
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(7,494,007)	$(1,252,706)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$10,951,360	$1,778,676
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$8,753,768	$687,039
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$89,216	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$1,509,224	$112,215
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	$(798,017)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$24,042,695	$2,819,180

Non-PEO NEO Average Total Compensation Amount	$ 2,291,973	$ 1,833,095	$ 1,954,108	$ 2,658,920	$ 2,615,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,819,180	3,312,728	2,094,025	678,130	2,711,700
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reflect the CAP to our PEOs and the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to our PEO’s and to the average Non-PEO NEO’s total compensation reported in the Summary Compensation Table for 2025 to determine the compensation actually paid to our PEO and the average compensation actually paid to Non-PEO NEOs for 2025 for purposes of this disclosure.

Summary Compensation Table (“SCT”) Total for PEO and Non-PEO NEOs	2025 PEO	2025 Non-PEO NEOs
SCT Total	$10,233,134	$2,291,973
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(7,494,007)	$(1,252,706)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$10,951,360	$1,778,676
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$8,753,768	$687,039
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$89,216	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$1,509,224	$112,215
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	$(798,017)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$24,042,695	$2,819,180

Compensation Actually Paid vs. Total Shareholder Return
The following charts set forth the relationship between our PEO’s and Non-PEO NEOs’ CAP to (i) our TSR and S&P SmallCap 600 Index TSR, (ii) our net income, and (iii) our Adjusted EBITDA, over the five-year period from 2021 through 2025, each as set forth in the table above.*
CAP vs. TSR
* PEO CAP for 2021 reflects the aggregate average 2021 CAP for Messrs. Kelly and Hallett, who each served as a PEO during a portion of 2021.

Compensation Actually Paid vs. Net Income
The following charts set forth the relationship between our PEO’s and Non-PEO NEOs’ CAP to (i) our TSR and S&P SmallCap 600 Index TSR, (ii) our net income, and (iii) our Adjusted EBITDA, over the five-year period from 2021 through 2025, each as set forth in the table above.*
CAP vs. Net Income
* PEO CAP for 2021 reflects the aggregate average 2021 CAP for Messrs. Kelly and Hallett, who each served as a PEO during a portion of 2021.

Compensation Actually Paid vs. Company Selected Measure
The following charts set forth the relationship between our PEO’s and Non-PEO NEOs’ CAP to (i) our TSR and S&P SmallCap 600 Index TSR, (ii) our net income, and (iii) our Adjusted EBITDA, over the five-year period from 2021 through 2025, each as set forth in the table above.*
CAP vs. Adjusted EBITDA
* PEO CAP for 2021 reflects the aggregate average 2021 CAP for Messrs. Kelly and Hallett, who each served as a PEO during a portion of 2021.

Total Shareholder Return Vs Peer Group
The following charts set forth the relationship between our PEO’s and Non-PEO NEOs’ CAP to (i) our TSR and S&P SmallCap 600 Index TSR, (ii) our net income, and (iii) our Adjusted EBITDA, over the five-year period from 2021 through 2025, each as set forth in the table above.*
CAP vs. TSR
* PEO CAP for 2021 reflects the aggregate average 2021 CAP for Messrs. Kelly and Hallett, who each served as a PEO during a portion of 2021.

Tabular List, Table
In accordance with Item 402(v) requirements, we are providing the following unranked list of the financial performance measures that the Company considers to have been most important in linking the CAP to the PEO and Non-PEO NEOs in 2025 as set forth in the table above and Company performance:
•
Adjusted EBITDA

•
Stock Price

•
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 160	107	80	70	84
Peer Group Total Shareholder Return Amount	142	134	123	106	127
Net Income (Loss)	$ 177,700,000	$ 109,900,000	$ (154,100,000)	$ 241,200,000	$ 66,500,000
Company Selected Measure Amount	332,600,000	293,400,000	272,000,000	231,200,000	434,200,000
PEO Name	Peter J. Kelly
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(8) Adjusted EBITDA (a non-GAAP measure), as defined on page 33, was selected as the 2025 “Company-Selected Measure” as defined in Item 402(v).
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
James P. Hallett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,736,187
PEO Actually Paid Compensation Amount					3,227,659
Peter J. Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,233,134	7,418,653	6,721,355	7,028,222	8,420,877
PEO Actually Paid Compensation Amount	24,042,695	$ 17,304,280	$ 7,642,078	$ 3,969,021	$ 10,028,492
PEO | Peter J. Kelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,494,007)
PEO | Peter J. Kelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,951,360
PEO | Peter J. Kelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,753,768
PEO | Peter J. Kelly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,216
PEO | Peter J. Kelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,509,224
PEO | Peter J. Kelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Peter J. Kelly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,252,706)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,778,676
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	687,039
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,215
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(798,017)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount